Loans and Advances to Customers (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Net Loans and Advances to Customers

	Group
	2018 £m	2017 £m
Loans secured on residential properties	157,957	155,355
Corporate loans	27,763	30,856
Finance leases	6,821	6,710
Secured advances	—	—
Other unsecured loans	7,554	6,230
Amounts due from fellow Banco Santander subsidiaries and joint ventures	1,997	1,199
Amounts due from Santander UK Group Holdings plc	17	8

Loans and advances to customers	202,109	200,358
Credit impairment loss allowances on loans and advances to customers	(751)	(940)
RV and voluntary termination provisions on finance leases	(69)	(78)

Net loans and advances to customers	201,289	199,340

Summary of Movement in Impairment Loss Allowances

Movement in credit impairment loss allowances:

	Group
	Loans secured on residential properties £m	Corporate loans £m	Finance leases £m	Other unsecured loans £m	Total £m
At 31 December 2017	225	490	46	179	940
Adoption of IFRS 9 (see Note 1)(1)	47	99	11	54	211
Re-allocation of ECL on off-balance sheet exposures(1)	(3)	(25)	—	(22)	(50)

At 1 January 2018	269	564	57	211	1,101
(Release)/charge to the income statement (see Note 8)	(18)	17	51	139	189
Write-offs and other items(2)(3)	(17)	(355)	(23)	(144)	(539)

At 31 December 2018	234	226	85	206	751

Recoveries, net of collection costs (see Note 8)	2	1	6	33	42

At 1 January 2017	279	382	45	215	921
(Release)/charge to the income statement (see Note 8)	(37)	172	20	102	257
Write-offs and other items(2)	(17)	(64)	(19)	(138)	(238)

At 31 December 2017	225	490	46	179	940

Of which:
– Observed	105	433	12	59	609
– Incurred but not yet observed	120	57	34	120	331

	225	490	46	179	940

Recoveries, net of collection costs (see Note 8)	3	1	6	44	54

At 1 January 2016	424	395	20	269	1,108
(Release)/charge to the income statement (see Note 8)	(116)	59	47	142	132
Write-offs and other items(2)	(29)	(72)	(22)	(196)	(319)

At 31 December 2016	279	382	45	215	921

Of which:
– Observed	130	287	13	73	503
– Incurred but not yet observed	149	95	32	142	418

	279	382	45	215	921

Recoveries, net of collection costs (see Note 8)	4	3	2	56	65

(1)

The adjustment for the adoption of IFRS 9 related to the re-measurement of loss allowances on loans and advances to customers at amortised cost. The re-allocation of ECL on off-balance sheet exposures was a transfer to provisions following the adoption of a methodology to enable their separate identification from ECL on drawn exposures. See Note 30.

(2)

Mortgage write-offs exclude the effect of the unwind over time of the discounting in estimating losses, as described in the accounting policy ‘Financial instruments’ in Note 1. Mortgage write-offs including this effect were £18m (2017: £22m, 2016: £33m)

(3)	The contractual amount outstanding on financial assets that were written off in the year, and are still subject to enforcement activity was £76m.

Summary of Finance Lease and Hire Purchase Contract Receivables

Finance lease and hire purchase contract receivables may be analysed as follows:

	Group
	2018			2017
	Gross investment £m	Unearned finance income £m	Net investment £m	Gross investment £m	Unearned finance income £m	Net investment £m
Not later than one year	3,730	(210)	3,520	3,633	(177)	3,456
Later than one year and not later than five years	3,415	(278)	3,137	3,316	(226)	3,090
Later than five years	210	(46)	164	214	(50)	164

	7,355	(534)	6,821	7,163	(453)	6,710